K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

June 19, 2018
EDGAR FILING
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Income Funds
File Nos. 002-89287; 811-03967

Ladies and Gentlemen:
Enclosed for filing, pursuant to Rule 497(e) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the First Investors Fund For Income, First Investors Government Cash Management Fund, First Investors Investment Grade Fund and First Investors Strategic Income Fund (the “Funds”), each a series of First Investors Income Funds.  The exhibits include updated risk/return summary information for the Funds to reflect the supplement dated June 1, 2018 to the Funds’ prospectus, which was accepted by the SEC’s EDGAR system on June 1, 2018 (Accession Number: 0000898432-18-000688) and is incorporated herein by reference.

            If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:	Mary Carty
Frank Genna
Mary Najem
Foresters Investment Management Company, Inc.